Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(4) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(5)(6) ($)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(7) ($)	Net Income (Loss)(8) ($)
2024	2,461,736	151,240	997,723	(20,190)	78.57	(16,449)
2023	1,712,158	2,367,852	1,060,996	1,244,649	201.78	660
2022	1,060,562	1,234,277	772,515	829,884	117.86	(8,485)

PEO Total Compensation Amount	[1]	$ 2,461,736	$ 1,712,158	$ 1,060,562
PEO Actually Paid Compensation Amount	[2],[3]	$ 151,240	2,367,852	1,234,277
Adjustment To PEO Compensation, Footnote [Text Block]

PEO
Summary Compensation Table Total for 2024	$2,461,736
Deduct: Stock awards(a)	1,807,132
Deduct: Option awards(b)	0
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(c)	321,918
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	(178,969)
Add: Change in fair value of equity awards granted in prior years that vested during the year(e)	(646,313)
Add: Value of dividend equivalents accrued on equity awards during the year	0
Compensation Actually Paid for 2024	151,240

Summary Compensation Table Total for 2023	$1,712,158
Deduct: Stock awards(a)	209,059
Deduct: Option awards(b)	209,266
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(c)	381,459
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	346,348
Add: Change in fair value of equity awards granted in prior years that vested during the year(e)	346,212
Add: Value of dividend equivalents accrued on equity awards during the year	0
Compensation Actually Paid for 2023	2,367,852

PEO
Summary Compensation Table Total for 2022	$1,060,562
Deduct: Stock awards(a)	0
Deduct: Option awards(b)	0
Add: Year-end value of equity awards granted during the year that are outstanding and unvested(c)	0
Add: Change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	118,202
Add: Change in fair value of equity awards granted in prior years that vested during the year(e)	55,513
Add: Value of dividend equivalents accrued on equity awards during the year	0
Compensation Actually Paid for 2022	1,234,277

(a)	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(c)	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(e)	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

Non-PEO NEO Average Total Compensation Amount	[4]	$ 997,723	1,060,996	772,515
Non-PEO NEO Average Compensation Actually Paid Amount	[5],[6]	$ (20,190)	1,244,649	829,884
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO Named Executive Officers
Average Summary Compensation Table Total for 2024	$997,723
Deduct: Average stock awards(a)	440,672
Deduct: Average option awards(b)	0
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(c)	51,483
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	(164,116)
Add: Average change in fair value of equity awards granted in prior years that vested during the year(e)	(50,094)
Deduct: Average fair value of equity awards granted in prior years that fail to meet the applicable vesting conditions during the year(f)	414,514
Add: Average value of dividend equivalents accrued on equity awards during the year	0
Average Compensation Actually Paid for 2024	(20,190)

Average Summary Compensation Table Total for 2023	$1,060,996
Deduct: Average stock awards(a)	174,872
Deduct: Average option awards(b)	176,503
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(c)	382,803
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	94,066
Add: Average change in fair value of equity awards granted in prior years that vested during the year(e)	58,159
Add: Average value of dividend equivalents accrued on equity awards during the year	0
Average Compensation Actually Paid for 2023	1,244,649

Average Summary Compensation Table Total for 2022	$772,515
Deduct: Average stock awards(a)	200,944
Deduct: Average option awards(b)	30,014
Add: Average year-end value of equity awards granted during the year that are outstanding and unvested(c)	276,759
Add: Average change in fair value of equity awards granted in prior years that are outstanding and unvested(d)	17,538
Add: Average change in fair value of equity awards granted in prior years that vested during the year(e)	(5,970)
Add: Average value of dividend equivalents accrued on equity awards during the year	0
Average Compensation Actually Paid for 2022	829,884

(a)	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)	Represents the average of the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.

(c)	Represents the average of the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.

(d)	Represents the average of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.

(e)	Represents the average of the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.

Compensation Actually Paid and TSR

Compensation Actually Paid and TSR. As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is aligned with our cumulative TSR over the three-year period presented in the Pay versus Performance table above. The alignment of compensation actually paid with our cumulative TSR is because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards, the value of which is driven by our stock price.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss). As demonstrated by the following graph, the amount of compensation actually paid to our NEOs is somewhat aligned with our net income (loss) for each of the three years presented in the Pay versus Performance table.

Total Shareholder Return Amount	[7]	$ 78.57	201.78	117.86
Net Income (Loss) Attributable to Parent	[8]	(16,449)	660	(8,485)
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,461,736	1,712,158	1,060,562
PEO Actually Paid Compensation Amount		151,240	2,367,852	1,234,277
PEO [Member] | Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	1,807,132	209,059	0
PEO [Member] | Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	0	209,266	0
PEO [Member] | Year-End Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	321,918	381,459	0
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	(178,969)	346,348	118,202
PEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	(646,313)	346,212	55,513
PEO [Member] | Value of Dividend Equivalents Accrued on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		997,723	1,060,996	772,515
Non-PEO NEO Average Compensation Actually Paid Amount		(20,190)	1,244,649	829,884
Non-PEO NEO [Member] | Average Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	440,672	174,872	200,944
Non-PEO NEO [Member] | Average Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[15]	0	176,503	30,014
Non-PEO NEO [Member] | Average Year-End Value of Equity Awards Granted During the Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[16]	51,483	382,803	276,759
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[17]	(164,116)	94,066	17,538
Non-PEO NEO [Member] | Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[18]	(50,094)	58,159	(5,970)
Non-PEO NEO [Member] | Average Fair Value of Equity Awards Granted in Prior Years that Fail to Meet the Applicable Vesting Conditions During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		414,514
Non-PEO NEO [Member] | Average Value of Dividend Equivalents Accrued on Equity Awards During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Amounts reported represent the Summary Compensation Table total for our CEO for each of the years presented. See “Executive Compensation—Summary Compensation Table.”
[2]	Amounts reported represent compensation actually paid to our CEO for each of the years presented. The dollar amounts in this column do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.
[3]	Compensation actually paid to our PEO consists of the following amounts deducted from or added to the Summary Compensation Table total for our CEO for each of the years presented:
[4]	Average Summary Compensation Table total for non-PEO named executive officers reflects the average Summary Compensation Table total for Scott C. Neils, Mark A. Schallenberger and Kevin D. Brandt for 2024, Kevin D. Brandt and Mark A. Schallenberger for 2023, and Kevin D. Brandt and Scott C. Neils for 2022.
[5]	Average compensation actually paid to non-PEO named executive officers reflects the average compensation actually paid to Scott C. Neils, Mark A. Schallenberger and Kevin D. Brandt for 2024, Kevin D. Brandt and Mark A. Schallenberger for 2023, and Kevin D. Brandt and Scott C. Neils for 2022, and consists of the following average amounts deducted from and added to the average Summary Compensation Table total for the non-PEO named executive officers for each of the years presented:
[6]	The amounts in this column represent the average compensation actually paid to the non-PEOs for each of the years presented. The dollar amounts in this column do not reflect the actual average amount of compensation earned by or paid to the non-PEOs during the applicable year.
[7]	The total shareholder return is calculated by the difference between our common stock price at the end of the three-year measurement period by our stock price at the beginning of the measurement period. Because we do not pay any dividends, our total stockholder return does not assume the reinvestment of dividends.
[8]	Amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements for the applicable year and is presented in thousands.
[9]	Represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[10]	Represents the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[11]	Represents the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.
[12]	Represents the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.
[13]	Represents the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.
[14]	Represents the average of the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.
[15]	Represents the average of the total of the amounts reported in the “Option Awards” column in the Summary Compensation Table for the applicable year.
[16]	Represents the average of the year-end value of equity awards granted during the applicable year that are outstanding and unvested as of the end of such applicable year.
[17]	Represents the average of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that are outstanding and unvested as of the end of such applicable year.
[18]	Represents the average of the amount of change as of the vesting date (from the end of the prior fiscal year) in fair value of any equity awards granted in prior years that vested during the applicable year.